Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Name	Relationship with the Company
SAM WAI HONG	The Company’s Chairman of the Board of Directors Legal representative and executive director of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
Huang Qiongshan	The Company’s Chief Financial Officer
Yi Zehua	Supervisor of Xiamen Liubenmu Cultural Media Co., Ltd.
Chen Yunting

The Company’s Chief Executive Officer

Legal representative, executive director and manager of Xiamen Liubenmu Cultural Media Co., Ltd.

Legal representative, executive director and manager of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.

Liu Xinbin	Supervisor of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Guo Junting	Supervisor of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
AOSI ADVERTISING & PRODUCTION	100% owned by SAM WAI HONG
Platinum International Entertainment Co., Ltd.	90% owned by SAM WAI HONG
Zibu Tang (Zhuhai) Food Co., Ltd.	50% owned by SAM WAI HONG
Zibu Tang Food Co., Ltd.	50% owned by SAM WAI HONG
CHINAINVEST INTERNATIONAL GROUP CO., LTD.	75% owned by SAM WAI HONG
Shuangying Group Co., Ltd.	75% owned by SAM WAI HONG
Zhuhai Hengqin Feitongxiaoke Cultural Communication Co., Ltd.	12.5% owned by SAM WAI HONG
Dream Home Design and Decoration Co., Ltd.	90% owned by SAM WAI HONG
Winwin Asia Group Co., Ltd.	100% owned by SAM WAI HONG
Accounts	Name of related parties	As of March 31, 2025	As of September 30, 2024
Due to related parties
	AOSI ADVERTISING & PRODUCTION	7,421	7,809
	Chen Yunting	211,682	—
	SAM WAI HONG	79,638	1,427
Net due to related parties		$298,778	$9,236
Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$6,388	$84,649
Chen Yunting	—	211,727
Total	$6,388	$296,376
Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$540,820	$1,184,082
Chen Yunting	4,211	4,211
Total	$545,031	$1,188,294